Private Pension Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Private pension liabilities
17. Private pension liabilities
As of September 30, 2020, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked Specially Constituted Investment Fund (“FIE”) at the reporting date (Note 4 (a)).
Changes in the period:

	Nine months period ended September 30,
	2020	2019
As of January 1	3,759,090	16,059
Contributions received	984,816	211,396
Transfer with third party plans	5,087,561	1,466,444
Redemptions paid	(162,218)	(7,911)
Gain (loss) from FIE	(19,927)	35,718

As of September 30	9,649,322	1,721,706

21. Private pension liabilities
As of December 31, 2019, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked FIE at the reporting date (Note 7 (a)).

Changes in the period

	2019	2018
As of January 1	16,059	—
Contributions received	609,639	16,059
Transfer with third party plans	3,047,492	—
Withdraws	(20,153)	—
Interest received from FIE	106,053	—

As of December 31	3,759,090	16,059

Contributions invested in FIEs	3,759,090	16,059